Information about the main subsidiaries	12 Months Ended
Jun. 30, 2019
Information About Main Subsidiaries [Abstract]
Information about the main subsidiaries

7.	Information about the main subsidiaries

The Group conducts its business through several operating subsidiaries and holdings. The Group considers that the subsidiaries below are the ones with non-controlling interests material to the Group. As of June 30, 2019 and 2018 correspond to urban properties and investment business from the Operations Center in Argentina and agricultural business.

	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	As of June 30, 2019
Subsidiaries with direct participation of Cresud
IRSA	37.65%	141,276	333,358	73,959	314,856	85,819	53,744
Brasilagro	56.71%	4,950	13,193	2,515	3,675	11,953	-
Subsidiaries with indirect participation of Cresud
Elron	38.94%	3,163	2,638	370	48	5,383	3,235
PBC	31.20%	44,712	165,432	17,987	145,893	46,264	33,421
Cellcom (2)	55.90%	32,155	41,334	19,086	40,248	14,155	8,940
IRSA CP	14.73%	17,186	63,813	4,056	36,330	40,613	2,178
	As of June 30, 2018
Subsidiaries with direct participation of Cresud
IRSA	36.26%	149,432	377,424	72,930	334,411	119,515	58,181
Brasilagro	56.71%	4,284	10,918	2,323	2,858	10,022	-
Subsidiaries with indirect participation of Cresud
Elron	49.70%	3,007	2,505	392	37	5,083	3,658
PBC	35.60%	36,801	169,114	24,943	140,980	39,992	33,806
Cellcom (2)	57.90%	32,958	43,013	19,604	40,619	15,748	9,943
IRSA CP	13.66%	16,589	89,618	4,070	42,686	59,452	2,244

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Total comprehensive income / (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2019
Subsidiaries with direct participation of Cresud
IRSA	69,767	(26,847)	(1,417)	(1,993)	18,920	7,829	(19,419)	7,330	(2,330)
Brasilagro	4,057	1,396	(239)	-	594	(249)	(292)	53	-
Subsidiaries with indirect participation of Cresud
Elron	-	(739)	(636)	1,485	(708)	145	936	373	-
PBC	12,637	4,865	5,300	3,659	6,354	750	2,047	9,151	1,635
Cellcom (2)	33,259	(1,066)	(1,076)	(946)	7,014	(6,027)	1,166	2,153	-
IRSA CP	10,171	(18,138)	(18,138)	(105)	3,910	(3,469)	(1,841)	1,400	705
	Year ended June 30, 2018
Subsidiaries with direct participation of Cresud
IRSA	58,824	23,237	9,449	20,312	14,287	(21,363)	(4,312)	(11,388)	(2,584)
Brasilagro	2,530	1,915	2,890	-	3	(697)	1,327	633	-
Subsidiaries with indirect participation of Cresud
Elron	-	(797)	(124)	(793)	(509)	534	(205)	(180)	241
PBC	9,619	4,602	(282)	1,649	4,781	42	(1,853)	2,970	1,115
Cellcom (2)	29,784	(792)	8	(784)	6,218	(4,004)	594	2,808	-
IRSA CP	10,895	14,237	14,237	507	4,916	(6,806)	3,470	1,580	1,283

(1)	Corresponds to the direct interest from the Group.
(2)	DIC considers it exercises effective control over Cellcom because DIC is the group with the higher percentage of votes vis-à-vis other shareholders, also taking into account the historic voting performance in the Shareholders' Meetings.

Restrictions, commitments and other relevant issues

Analysis of the impact of the Concentration Law

On December 2013, was published in the Official Gazette of Israel the Promotion of Competition and Reduction of Concentration Law N°, 5774-13 ('the Concentration Law') which has material implications for IDBD, DIC and its investors, including the disposal of the controlling interest in Clal. In accordance with the provisions of the law, the structures of companies that make public offer of their securities are restricted to two layers of public companies.

In November 2017, Dophin IL, a subsidiary of Dolphin Netherlands B.V. acquired all the shares owned by IDBD in DIC (see Note 4). Thus, the section required by the aforementioned law for the year 2017 is completed.

Prior to December 31, 2019 the Group should reduce its control structure of companies that make public offer in Israel to two layers. It currently has three layers of public companies (DIC, PBC and Gav-Yam, Mehadrin and Ispro).

After June 30, 2019 and before the issuance of these financial statements, the Group has made a partial sale of its stake in Gav-Yam and has lost control over the subsidiary and repurchased Ispro debentures to fulfill the requirements of the legislation (Note 38).

As of the date of issuance of these financial statements, the Group has not made a decision in relation to its interest stake in Mehadrin. However the Management estimates that it has the capacity to execute the corresponding decision before the deadline established to comply with the Concentration Law (December 31, 2019). The alternatives evaluated by the Board of Directors are the sale of the interest owned to a third party a third-party, its distribution to shareholders as a dividend in kind or the acquisition of non-controlling interest.

Dolphin arbitration process

There is an arbitration process going on between Dolphin and ETH (previous shareholder of IDBD) in relation to certain issues connected to the control obtainment of IDBD (mainly regarding who had the right of purchase and the price of the acquisition). In the arbitration process the parties have agreed to designate Eyal Rosovshy and Giora Erdinas to promote a mediation. On August 17, 2017, a mediation hearing was held and the parties failed to reach an agreement. On January 31, 2018, the parties agreed to follow the process in court. As of the date of presentation of these Consolidated Financial Statements, there have been no other developments in the process and it is still pending resolution. Management, based on the opinion of its legal advisors, considers that the resolution of the present litigation will not have an adverse effect for Dolphin.